Other income (Tables)	12 Months Ended
Dec. 31, 2019
Other income
Schedule of other income

	Year ended December 31,
	2019		2018		2017
Gain on sale of equipment	Ps.	(1,155)	Ps.	(205)	Ps.	(1,340)
Other expenses (income)		—		—		(40)
	Ps.	(1,155)	Ps.	(205)	Ps.	(1,380)